Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Jul. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jun. 30, 2026	Jan. 13, 2026	Jan. 01, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Non-refundable deposit				$ 12,748,000			$ 915,000
Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Membership interest percentage sold			50.00%	50.00%	50.00%
Non-refundable deposit							$ 150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 125,000,000
Debt instrument, face amount	$ 1,320,000,000
Long term debt, term	5 years
Hardware and equipment expense	$ 765,100,000
Aggregate purchase commitment	217,200,000
Subsequent Event [Member] | Cloud Computing Service Agreement [Member]
Subsequent Event [Line Items]
Aggregate contact value	$ 373,000,000
Subsequent Event [Member] | Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Membership interest percentage sold						50.00%
Consideration amount			$ 70,000,000.0